Insurance services - Summary of Information Regarding Total DAC by Line of Business (Detail) ₨ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)
Separate Account, Liability [Line Items]
Opening balance	₨ 0.0	₨ 60,531.9	$ 708.6
Capitalizations	64,390.0	104,803.0	1,226.8
Amortization	(2,971.3)	(13,463.0)	(157.6)
Experience Adjustment	(886.8)	(3,696.3)	(43.3)
Closing balance	60,531.9	148,175.6	$ 1,734.5
Non Participating Protection [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	4,717.3
Capitalizations	4,808.8	5,956.9
Amortization	(62.0)	(259.1)
Experience Adjustment	(29.5)	(228.5)
Closing balance	4,717.3	10,186.6
Nonparticipating Life Insurance Contract [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	15,886.0
Capitalizations	16,176.8	34,826.9
Amortization	(277.3)	(1,911.8)
Experience Adjustment	(13.5)	(885.4)
Closing balance	15,886.0	47,915.7
Non Par Pension [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	225.9
Capitalizations	236.5	218.9
Amortization	(10.6)	(40.0)
Experience Adjustment	0.0	(2.3)
Closing balance	225.9	402.5
Fixed Annuity [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	1,798.1
Capitalizations	1,818.0	2,828.1
Amortization	(19.9)	(106.9)
Experience Adjustment	0.0	(2.6)
Closing balance	1,798.1	4,516.7
Par Health [Member]
Separate Account, Liability [Line Items]
Opening balance		0.0
Capitalizations		0.1
Amortization		0.0
Experience Adjustment		0.0
Closing balance	0.0	0.1
Par Life [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	12,782.1
Capitalizations	13,035.1	20,087.6
Amortization	(253.0)	(1,088.1)
Experience Adjustment	0.0	(754.7)
Closing balance	12,782.1	31,026.9
Par Pension Insurance Product [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	152.4
Capitalizations	162.0	390.7
Amortization	(9.6)	(49.2)
Experience Adjustment	0.0	(6.5)
Closing balance	152.4	487.4
UL Life [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	12,219.0
Capitalizations	12,940.6	21,425.5
Amortization	(608.8)	(3,229.4)
Experience Adjustment	(112.8)	(1,183.2)
Closing balance	12,219.0	29,231.9
UL pension [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	200.6
Capitalizations	207.2	1,483.8
Amortization	(6.1)	(110.9)
Experience Adjustment	(0.5)	(41.8)
Closing balance	200.6	1,531.7
Group No Par Life Insurance [Member]
Separate Account, Liability [Line Items]
Opening balance	0.0	12,550.5
Capitalizations	15,005.0	17,584.5
Amortization	(1,724.0)	(6,667.6)
Experience Adjustment	(730.5)	(591.3)
Closing balance	₨ 12,550.5	₨ 22,876.1